VAN KAMPEN FOCUS PORTFOLIOS, SERIES 414 AND 419

       VAN KAMPEN UNIT TRUSTS, SERIES 420, 421, 422, 423, 424, 425, 426,
                                427, 428 AND 429

          VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 36 AND 47

                VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 54

     VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 476, 478, 481, 482, 483, 484,
                                485, 486 AND 487

                          SUPPLEMENT TO THE PROSPECTUS

     The Supervisor, Van Kampen Investment Advisory Corp., merged into its affiliate, Van Kampen Asset Management. In all instances, references to Van Kampen Investment Advisory Corp. are hereby deleted and replaced with Van Kampen Asset Management.

Supplement Dated:  March 5, 2004